Goodwill and intangible assets - Summary of Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 952,895	¥ 726,109	¥ 690,929	¥ 690,929
Game & Network Services
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	200,206	172,360	170,974
Music
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	539,055	408,424	391,325
Pictures
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	187,658	120,083	103,626
Electronics Products & Solutions
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	11,949	11,533	11,354
Imaging & Sensing Solutions
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	3,193	2,875	2,816
Financial Services
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 10,834	¥ 10,834	¥ 10,834